Debt and Credit Agreements - Summary of Long Term Debt Interest Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Interest payments	$ 7,690
2018 [Member]
Debt Instrument [Line Items]
Interest payments	426
2019 [Member]
Debt Instrument [Line Items]
Interest payments	402
2020 [Member]
Debt Instrument [Line Items]
Interest payments	384
2021 [Member]
Debt Instrument [Line Items]
Interest payments	370
2022 [Member]
Debt Instrument [Line Items]
Interest payments	355
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest payments	1,937
2023-2027 [Member ]
Debt Instrument [Line Items]
Interest payments	1,672
2028 [Member]
Debt Instrument [Line Items]
Interest payments	$ 4,081